Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Accounts Receivable
Deferred DOE cost share liabilities	$ 10,237	$ 10,237	$ 0
In-process Research and Development
Discount rate to assign in-process research and development	20.00%
Revenue Recognition
Customer payments term	30 days